Variable Interest Entity - Schedule of VIEs’ Consolidated Assets and Liabilities (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Current asset:	$ 30,360,111	$ 31,192,241
Property and equipment, net	8,647,932	9,168,627
Other noncurrent assets	950,084	1,100,961
Total assets	39,958,127	41,461,829
Total liabilities	(2,125,559)	(2,437,839)
Total net assets	37,832,568	39,023,990
Current liabilities:
Accounts payable	1,417,587	1,504,171
Accounts payable – related parties	502	27,885
Deferred revenue	78,427	181,930
Other payables and accrued liabilities	615,970	711,361
Taxes payable	13,073	12,492
Total liabilities	$ 2,125,559	$ 2,437,839